March 29, 2019

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:      General New Jersey Municipal Money Market Fund, Inc.

            1933 Act File No.:  33-20891
            1940 Act File No.:  811-05527
            CIK No.:  000831363

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus for the above-referenced Fund that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 48 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 27, 2019.

Please address any comments or questions to my attention at (212) 922-6833.

Sincerely,

/s/ Beth Larkin
Beth Larkin
Lead Analyst/Paralegal